Fees Summary	Sep. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 444,275,234.68
Previously Paid Amount	60,728.02
Total Fee Amount	61,354.42
Total Offset Amount	0.00
Net Fee	$ 626.40